Supplemental information on oil and gas activities (Schedule of Net Proved Reserves of Oil, Condensate and Natural Gas) (Details)	12 Months Ended
	Dec. 31, 2021 MMcf MBbls	Dec. 31, 2020 MBbls MMcf	Dec. 31, 2019 MBbls MMcf MMBbls
Colombia [Member]
Proved reserves of oil, condensate and natural gas, increase decrease attributable to [abstract]
Revisions | MMBbls			6.3
Chile [Member]
Proved reserves of oil, condensate and natural gas, increase decrease attributable to [abstract]
Revisions | MMBbls			0.3
Argentina [Member]
Proved reserves of oil, condensate and natural gas, increase decrease attributable to [abstract]
Revisions | MMBbls			0.4
Oil And Condensates [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Reserves	92,907	116,602	100,106
Proved reserves of oil, condensate and natural gas, increase decrease attributable to [abstract]
Revisions	(3,955)	(4,530)	19,731
Extensions and discoveries	3,978	4,824	8,107
Purchases of minerals in place		(12,357)
Productions	(10,983)	(11,632)	(11,342)
Reserves	81,947	92,907	116,602
Oil And Condensates [Member] | Colombia [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Reserves	89,057	90,609	74,775
Proved reserves of oil, condensate and natural gas, increase decrease attributable to [abstract]
Revisions	(3,207)	(1,964)	18,341
Extensions and discoveries	3,375	4,545	8,071
Purchases of minerals in place		6,853
Productions	(10,440)	(10,986)	(10,578)
Reserves	78,785	89,057	90,609
Oil And Condensates [Member] | Chile [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Reserves	2,027	3,707	3,318
Proved reserves of oil, condensate and natural gas, increase decrease attributable to [abstract]
Revisions	(597)	(1,825)	541
Extensions and discoveries		279	36
Purchases of minerals in place		0
Productions	(100)	(134)	(188)
Reserves	1,330	2,027	3,707
Oil And Condensates [Member] | Brazil [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Reserves	34	48	55
Proved reserves of oil, condensate and natural gas, increase decrease attributable to [abstract]
Revisions	18	(7)	4
Extensions and discoveries		0	0
Purchases of minerals in place		0
Productions	(9)	(7)	(11)
Reserves	43	34	48
Oil And Condensates [Member] | Argentina [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Reserves	1,789	3,028	3,498
Proved reserves of oil, condensate and natural gas, increase decrease attributable to [abstract]
Revisions	(169)	(734)	95
Extensions and discoveries	603	0	0
Purchases of minerals in place		0
Productions	(434)	(505)	(565)
Reserves	1,789	1,789	3,028
Oil And Condensates [Member] | Peru [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Reserves	0	19,210	18,460
Proved reserves of oil, condensate and natural gas, increase decrease attributable to [abstract]
Revisions		0	750
Extensions and discoveries		0	0
Purchases of minerals in place		(19,210)
Productions		0	0
Reserves	0	0	19,210
Naturals gas [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Reserves | MMcf	45,936	44,245	49,609
Proved reserves of oil, condensate and natural gas, increase decrease attributable to [abstract]
Revisions | MMcf	(705)	2,133	475
Extensions and discoveries | MMcf		10,456	5,681
Productions | MMcf	(10,285)	(10,898)	(11,520)
Reserves | MMcf	34,946	45,936	44,245
Naturals gas [Member] | Colombia [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Reserves | MMcf	1,695	2,319	2,122
Proved reserves of oil, condensate and natural gas, increase decrease attributable to [abstract]
Revisions | MMcf	14	(211)	621
Extensions and discoveries | MMcf		0	295
Productions | MMcf	(502)	(413)	(719)
Reserves | MMcf	1,207	1,695	2,319
Naturals gas [Member] | Chile [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Reserves | MMcf	24,715	20,819	20,767
Proved reserves of oil, condensate and natural gas, increase decrease attributable to [abstract]
Revisions | MMcf	(3,553)	(385)	(167)
Extensions and discoveries | MMcf		10,456	5,386
Productions | MMcf	(4,403)	(6,175)	(5,167)
Reserves | MMcf	16,759	24,715	20,819
Naturals gas [Member] | Brazil [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Reserves | MMcf	13,927	14,872	17,339
Proved reserves of oil, condensate and natural gas, increase decrease attributable to [abstract]
Revisions | MMcf	3,470	1,840	1,812
Extensions and discoveries | MMcf		0	0
Productions | MMcf	(3,796)	(2,785)	(4,279)
Reserves | MMcf	13,601	13,927	14,872
Naturals gas [Member] | Argentina [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Reserves | MMcf	5,599	6,235	9,381
Proved reserves of oil, condensate and natural gas, increase decrease attributable to [abstract]
Revisions | MMcf	(636)	889	(1,791)
Extensions and discoveries | MMcf		0	0
Productions | MMcf	(1,584)	(1,525)	(1,355)
Reserves | MMcf	3,379	5,599	6,235